Segment Information (Details)	6 Months Ended
Jun. 30, 2026 Segment
Segment Information [Abstract]
Operating segments	4
CODM description	The CODM assesses performance for the Company, monitors budget versus actual results, and determines how to allocate resources based on consolidated net income as reported in the unaudited condensed consolidated statements of operations and comprehensive income.
Reportable segment	true